Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Non-current Inventories	$ 2,188,125	$ 743,545
Inventory	199,446
Provision for Obsolete Inventory
Statement [Line Items]
Non-current Inventories	(1,082,522)	(570,339)
Fuel Oil
Statement [Line Items]
Inventory	7,461	14,534
Diesel Oil
Statement [Line Items]
Inventory	12,876	25,082
Forest Inventory
Statement [Line Items]
Inventory	199,446	0
Current Inventories
Statement [Line Items]
Inventory	6,320,325	2,819,012
Material and Spare Parts
Statement [Line Items]
Non-current Inventories	3,270,647	1,313,884
Inventory	$ 6,100,542	$ 2,779,396